Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies
Summary of estimated useful lives for premises and equipment
Buildings and improvements	10 - 50 years
Furniture and equipment	3 - 10 years
Leasehold improvements	lease term

Summary of other comprehensive loss
	Year Ended December 31,
(dollars in thousands)	2024	2023	2022

Beginning balance	$(39,365)	(47,597)	96
Other comprehensive income (loss) before reclassifications, net	212	6,315	(47,693)
Amounts reclassified from accumulated other comprehensive (gain) loss, net	(4)	1,917	-
Net current period other comprehensive income (loss)	208	8,232	(47,693)
Ending balance	$(39,157)	(39,365)	(47,597)

Reconciliations of the amounts used in the computation of both basic earnings per common share and diluted earnings per common share
For the year ended December 31, 2024
	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$16,353	5,300,964	$3.08
Effect of dilutive securities:
Restricted stock units - unvested	-	20,682
Shares held in deferred comp plan by deferred compensation trust		161,141
Diluted earnings per share	$16,353	5,482,787	$2.98
For the year ended December 31, 2023
	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$15,546	5,424,890	$2.87
Effect of dilutive securities:
Restricted stock units - unvested	-	18,971
Shares held in deferred comp plan by deferred compensation trust		166,353
Diluted earnings per share	$15,546	5,610,214	$2.77
For the year ended December 31, 2022
	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$16,123	5,480,123	$2.94
Effect of dilutive securities:
Restricted stock units - unvested	-	15,467
Shares held in deferred comp plan by deferred compensation trust		165,599
Diluted earnings per share	$16,123	5,661,189	$2.85